CONDENSED BALANCE SHEETS	Jun. 30, 2021 USD ($)
Current assets
Cash	$ 1,128,603
Prepaid expenses	477,014
Total current assets	1,605,617
Other assets	284,831
Cash and marketable securities held in Trust Account	316,266,316
Total assets	318,156,764
Current liabilities
Accounts payable and accrued expenses	501,973
Total current liabilities	501,973
Warrant liability	19,491,000
Deferred underwriting fee payable	11,068,750
Total Liabilities	31,061,723
Stockholders' Equity
Preferred stock, $0.0001 par value; 1,000,000 shares authorized; none issued and outstanding
Additional paid-in capital	3,313,835
Retained earnings (accumulated deficit)	1,685,040
Total Stockholder's Equity	5,000,008
TOTAL LIABILITIES AND STOCKHOLDER'S EQUITY	318,156,764
Class A Common Stock Subject to Redemption
Current liabilities
Common Stock subject to possible redemption, 28,208,093 and 0 shares, at June 30, 2021 and December 31, 2020, respectively, at redemption value	282,095,033
Class A Common Stock Not Subject to Redemption
Stockholders' Equity
Common stock	342
Class B Common Stock
Stockholders' Equity
Common stock	$ 791	[1]

[1]	The shares and the associated amounts have been retroactively restated to reflect the stock dividend of 0.1 share of Class B common stock for each share of Class B common stock outstanding on February 25, 2021.